INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes
	2016	2015
Current:
Federal	$(800)	$(759,428)
State	3,200	2,400
Total current	2,400	(757,028)

Deferred:
Federal	2,552,758	(525,815)
State	650,597	(96,157)
Change in valuation allowance	(3,203,355)	621,972
Total deferred	-	-
Income tax provision (benefit)	$2,400	$(757,028)

Deferred Tax Assets
	2016	2015

Net operating loss carry-forwards	$8,108,000	$3,792,000
State taxes	1,000	1,000
Equity based instruments	374,000	1,585,000
Deferred compensation	916,000	575,000
Intangibles	-	158,000
Derivative liabilities	127,000	120,000
Other	125,000	106,000
Total deferred tax assets	9,651,000	6,337,000

Intangibles	(1,572,000)	(1,687,000)
Warrants	(170,000)	(23,000)
Debt discount	(252,000)	(172,000)
Other	(4,000)	(5,000)
Total deferred tax liabilities	(1,998,000)	(1,887,000)

Less: valuation allowance	(7,653,000)	(4,450,000)

Net deferred tax assets	$-	$-

Effective Income Tax Rate Reconciliation
	2016	2015
Expected federal tax	34.00%	34.00%
State tax (net of federal benefit)	(0.02)%	(0.04)%
Contingent consideration	(3.15)%	0.94%
Fair value of embedded conversion feature in excess of allocated debt proceeds	(5.01)%	-%
Restricted stock	(7.34)%	-%
Release of valuation allowance	-%	18.10%
Other	0.86%	0.57%
Valuation allowance	(19.36)%	(35.49)%

Total	(0.02)%	18.08%